Non-controlling Interest (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Current assets	$ 7,057,447	$ 4,135,316
Long term assets	42,753,307	33,983,609
Current Liabilities	13,831,089	14,531,286
Asset retirement obligation	3,500,000	737,404	$ 726,143
Net loss	(16,221,757)	(30,417,517)	(7,097,397)
Non-controlling interests [member]
Statement Line Items [Line Items]
Net loss	(943,149)		$ (200,015)
Non-controlling interests [member] | Buckreef [member]
Statement Line Items [Line Items]
Current assets	1,355,564	522,780
Long term assets	30,337,288	22,331,000
Current Liabilities	5,114	(16,446)
Asset retirement obligation	(2,759,000)	(737,404)
Advances from parent	(31,023,390)	(25,585,385)
Net loss	$ (2,095,887)	$ (263,984)